Financial instruments (Details 9) - SEK (kr) kr in Thousands	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Convertible debenture	kr 207,716
Liabilities associated with cash advances	354,842	kr 550,000	166,216	kr 50,000
Accrued Expenses	146,786		84,681
Derivative Instruments (Warrants)	128,381		1,432
Less Than One Month [Member]
IfrsStatementLineItems [Line Items]
Convertible debenture
Lease liabilities	6,289
Trade payables	254,348		376,292
Liabilities associated with cash advances			10,123
Accrued Expenses	146,786		84,684
Derivative Instruments (Warrants)
Embedded derivative (Convertible debt)
One To Three Month [Member]
IfrsStatementLineItems [Line Items]
Convertible debenture
Lease liabilities	12,578
Trade payables	2,384
Liabilities associated with cash advances	89,503		48,024
Accrued Expenses
Three To Twelve Months [Member]
IfrsStatementLineItems [Line Items]
Convertible debenture	207,716
Lease liabilities	56,604		76,210
Trade payables	8,969
Liabilities associated with cash advances	265,339		108,069
Accrued Expenses
Derivative Instruments (Warrants)
Embedded derivative (Convertible debt)	4,603
One To Two Years Months [Member]
IfrsStatementLineItems [Line Items]
Convertible debenture
Lease liabilities	105,173		55,079
Trade payables	11,388
Liabilities associated with cash advances
Accrued Expenses
Derivative Instruments (Warrants)	128,381
Embedded derivative (Convertible debt)
Two To Five Years Months [Member]
IfrsStatementLineItems [Line Items]
Convertible debenture			379,795
Lease liabilities	80,400		98,953
Trade payables
Liabilities associated with cash advances
Accrued Expenses
Five Plus Years Months [Member]
IfrsStatementLineItems [Line Items]
Convertible debenture
Lease liabilities	381,510		411,265
Trade payables
Liabilities associated with cash advances
Accrued Expenses
Total Contractual Cash Flow [Member]
IfrsStatementLineItems [Line Items]
Convertible debenture	207,716		379,795
Lease liabilities	642,553		641,507
Trade payables	277,089		376,292
Liabilities associated with cash advances	354,842		166,216
Accrued Expenses	146,786		84,684
Total Carrying Value [Member]
IfrsStatementLineItems [Line Items]
Convertible debenture	207,716		379,795
Lease liabilities	642,553		641,507
Trade payables	277,089		376,292
Liabilities associated with cash advances	354,953		166,216
Accrued Expenses	146,786		84,684
One To Two Month [Member]
IfrsStatementLineItems [Line Items]
Derivative Instruments (Warrants)
Embedded derivative (Convertible debt)
Two To Five Years [Member]
IfrsStatementLineItems [Line Items]
Derivative Instruments (Warrants)			1,432
Embedded derivative (Convertible debt)
Five Plus Years [Member]
IfrsStatementLineItems [Line Items]
Derivative Instruments (Warrants)
Embedded derivative (Convertible debt)